UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (3,915,459)	$ (576,684)	¥ (8,431,034)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	764,820	112,646	677,228
Expected credit loss expense	5,945	876	0
Impairment on other assets	27,943	4,116	82,924
Foreign exchange loss	75,906	11,180	15,743
Share-based compensation expenses	126,895	18,690	282,265
Changes in fair value for an equity investment			(12,459)
Share of losses of equity investees	32,061	4,722	64,521
Loss on disposal of property, plant and equipment	26,376	3,885	4,887
Amortization of right-of-use assets	349,362	51,455	321,362
Changes in operating assets and liabilities:
Prepayments and other current assets	21,473	3,162	(395,598)
Inventory	(151,748)	(22,350)	(357,736)
Other non-current assets	738,687	108,797	(207,418)
Operating lease liabilities	(323,253)	(47,610)	(305,968)
Taxes payable	(11,868)	(1,748)	(15,517)
Trade receivable	(137,580)	(20,263)	(513,332)
Trade payable	1,860,581	274,033	192,869
Long-term receivables	(15,281)	(2,251)	(75,161)
Non-current deferred revenue	230,560	33,957	38,577
Accruals and other liabilities	(125,996)	(18,557)	210,621
Other non-current liabilities	223,864	32,972	169,703
Net cash used in operating activities	(196,712)	(28,972)	(8,253,523)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(952,357)	(140,267)	(1,485,842)
Purchases of short-term investments	(2,967,610)	(437,082)	(2,042,729)
Proceeds from sale of short-term investments	352,990	51,990	6,395,432
Acquisitions of equity investees	(257,500)	(37,926)	(17,000)
Proceeds from disposal of property and equipment	163,072	24,018
Net cash provided by/(used in) investing activities	(3,661,405)	(539,267)	2,849,861
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	96,395	14,197	43,136
Capital injection from redeemable non-controlling interests	5,000,000	736,420
Capital withdrawal by non-controlling interests	(10,500)	(1,546)
Repurchase of redeemable non-controlling interests	(511,458)	(75,330)
Proceeds from issuance of convertible promissory note	3,105,127	457,336	3,710,034
Proceeds from borrowings	645,461	95,066	1,236,104
Repayments of borrowings	(721,192)	(106,220)	(1,588,871)
Principal payments on finance leases	(32,571)	(4,797)	(34,926)
Proceeds from issuance of ordinary shares	14,943,840	2,200,990
Net cash provided by financing activities	22,515,102	3,316,116	3,365,477
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(91,270)	(13,443)	11,403
NET (DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	18,565,715	2,734,434	(2,026,782)
Cash, cash equivalents and restricted cash at beginning of the period	989,869	145,792	3,224,387
Cash, cash equivalents and restricted cash at end of the period	19,555,584	2,880,226	1,197,605
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accruals related to purchase of property and equipment	716,071	105,466	992,769
Issuance of restricted shares	54,512	8,029
Conversion of convertible notes to ordinary shares	3,131,904	461,280
Accretion on redeemable non-controlling interests to redemption value	205,864	30,320	94,682
Supplemental Disclosure
Interest paid	207,039	30,494	88,043
Income taxes paid	¥ 12,902	$ 1,990	¥ 18,202